Stock Compensation (Details 1)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Stock Compensation
Option outstanding, beginning | shares	480,664
Weighted average exercise price, beginning | $ / shares	$ 0.94
Granted | shares	1,337,000
Granted | $ / shares	$ 6.21
Exercised | shares	(25,917)
Exercised | $ / shares	$ 0.94
Forfeited | shares	(8,180)
Forfeited | $ / shares	$ 2.04
Option outstanding, ending | shares	1,783,567
Weighted average exercise price, ending | $ / shares	$ 4.96
Weighted average remaining contractual term	9 years 4 months 24 days
Aggregate intrinsic value | $	$ 830,250
Exercisable | shares	658,290
Exercisable | $ / shares	$ 3.78
Weighted average remaining contractual term, exercisable	9 years 3 months 18 days
Aggregate intrinsic erercisable value | $	$ 571,099